Equity (Details) - Schedule of Accumulated Other Comprehensive Income (loss), Net of Taxes - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (12,818)	$ (8,771)
Other comprehensive income (loss) before reclassifications	(2,640)	(5,595)
Amounts reclassified from accumulated other comprehensive loss	2,500	143
Other comprehensive loss	(140)	(5,452)
Ending balance	(12,958)	(14,223)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(299)	1,572
Other comprehensive income (loss) before reclassifications	(3,122)	(506)
Amounts reclassified from accumulated other comprehensive loss	2,500	143
Other comprehensive loss	(622)	(363)
Ending balance	(921)	1,209
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(12,519)	(10,343)
Other comprehensive income (loss) before reclassifications	482	(5,089)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive loss	482	(5,089)
Ending balance	$ (12,037)	$ (15,432)